Shareholder Report, Holdings (Details)	Mar. 31, 2025
Artisan Developing World Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	45.00%	[1]
Percent of Total Investments	100.00%
Artisan Developing World Fund - Advisor Shares | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
Artisan Developing World Fund - Advisor Shares | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
Artisan Developing World Fund - Advisor Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
Artisan Developing World Fund - Advisor Shares | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
Artisan Developing World Fund - Advisor Shares | MakeMyTrip Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
Artisan Developing World Fund - Advisor Shares | Adyen NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
Artisan Developing World Fund - Advisor Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Artisan Developing World Fund - Advisor Shares | NU Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
Artisan Developing World Fund - Advisor Shares | Crowdstrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
Artisan Developing World Fund - Advisor Shares | Grab Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
Artisan Developing World Fund - Advisor Shares | Australian dollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Artisan Developing World Fund - Advisor Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Developing World Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Artisan Developing World Fund - Advisor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Artisan Developing World Fund - Advisor Shares | Indian rupee [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Artisan Developing World Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%
Artisan Developing World Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Artisan Developing World Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Artisan Developing World Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Artisan Developing World Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Artisan Developing World Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Artisan Developing World Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
Artisan Developing World Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Artisan Developing World Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Artisan Developing World Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Artisan Developing World Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Artisan Developing World Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Artisan Developing World Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Developing World Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Developing World Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	45.00%	[2]
Percent of Total Investments	100.00%
Artisan Developing World Fund - Institutional Shares | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
Artisan Developing World Fund - Institutional Shares | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[2]
Artisan Developing World Fund - Institutional Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
Artisan Developing World Fund - Institutional Shares | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
Artisan Developing World Fund - Institutional Shares | MakeMyTrip Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
Artisan Developing World Fund - Institutional Shares | Adyen NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
Artisan Developing World Fund - Institutional Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
Artisan Developing World Fund - Institutional Shares | NU Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
Artisan Developing World Fund - Institutional Shares | Crowdstrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
Artisan Developing World Fund - Institutional Shares | Grab Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
Artisan Developing World Fund - Institutional Shares | Australian dollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Artisan Developing World Fund - Institutional Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Developing World Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Artisan Developing World Fund - Institutional Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Artisan Developing World Fund - Institutional Shares | Indian rupee [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Artisan Developing World Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%
Artisan Developing World Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Artisan Developing World Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Artisan Developing World Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Artisan Developing World Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Artisan Developing World Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Artisan Developing World Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
Artisan Developing World Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Artisan Developing World Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Artisan Developing World Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Artisan Developing World Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Artisan Developing World Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Artisan Developing World Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Developing World Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Developing World Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	45.00%	[3]
Percent of Total Investments	100.00%
Artisan Developing World Fund - Investor Shares | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
Artisan Developing World Fund - Investor Shares | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[3]
Artisan Developing World Fund - Investor Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
Artisan Developing World Fund - Investor Shares | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
Artisan Developing World Fund - Investor Shares | MakeMyTrip Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
Artisan Developing World Fund - Investor Shares | Adyen NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
Artisan Developing World Fund - Investor Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
Artisan Developing World Fund - Investor Shares | NU Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
Artisan Developing World Fund - Investor Shares | Crowdstrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
Artisan Developing World Fund - Investor Shares | Grab Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
Artisan Developing World Fund - Investor Shares | Australian dollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Artisan Developing World Fund - Investor Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Developing World Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Artisan Developing World Fund - Investor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Artisan Developing World Fund - Investor Shares | Indian rupee [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Artisan Developing World Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%
Artisan Developing World Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Artisan Developing World Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Artisan Developing World Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Artisan Developing World Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Artisan Developing World Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Artisan Developing World Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
Artisan Developing World Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Artisan Developing World Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Artisan Developing World Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Artisan Developing World Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Artisan Developing World Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Artisan Developing World Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Developing World Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	37.20%	[4]
Percent of Total Investments	100.00%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Commonwealth of the Bahamas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[4]
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Bonos de la Tesoreria [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[4]
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Republic of Indonesia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Benin Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Republic of Iraq [Memebr]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Banco Central de la Republica Dominicana, GDN [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Argentine Republic [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Ukraine Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Republic of Zambia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Federal Republic of Nigeria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	57.20%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Albanian lek [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Dominican peso [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Egyptian pound [Memebr]
Holdings [Line Items]
Percent of Total Investments	6.10%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Indonesian rupiah [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Nigerian naira [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Peruvian nuevo sol [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Uruguayan peso [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Uzbekistani som [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Sovereign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Corparate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[5]
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Sovereign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Utilites [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	37.20%	[6]
Percent of Total Investments	100.00%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Commonwealth of the Bahamas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[6]
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Bonos de la Tesoreria [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[6]
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Republic of Indonesia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Benin Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[6]
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Republic of Iraq [Memebr]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[6]
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Banco Central de la Republica Dominicana, GDN [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[6]
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Argentine Republic [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Ukraine Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Republic of Zambia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Federal Republic of Nigeria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	57.20%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Albanian lek [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Dominican peso [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Egyptian pound [Memebr]
Holdings [Line Items]
Percent of Total Investments	6.10%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Indonesian rupiah [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Nigerian naira [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Peruvian nuevo sol [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Uruguayan peso [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Uzbekistani som [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Sovereign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Corparate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[7]
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Sovereign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Utilites [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	37.20%	[8]
Percent of Total Investments	100.00%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Commonwealth of the Bahamas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[8]
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Bonos de la Tesoreria [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[8]
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Republic of Indonesia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[8]
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Benin Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Republic of Iraq [Memebr]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[8]
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Banco Central de la Republica Dominicana, GDN [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[8]
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Argentine Republic [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Ukraine Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Republic of Zambia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Federal Republic of Nigeria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	57.20%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Albanian lek [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Dominican peso [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Egyptian pound [Memebr]
Holdings [Line Items]
Percent of Total Investments	6.10%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Indonesian rupiah [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Nigerian naira [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Peruvian nuevo sol [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Uruguayan peso [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Uzbekistani som [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Sovereign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Corparate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%	[9]
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Sovereign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Utilites [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Artisan Floating Rate Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[10]
Percent of Total Investments	100.00%
Artisan Floating Rate Fund - Advisor Shares | GSM Holdings, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
Artisan Floating Rate Fund - Advisor Shares | Nexus Buyer LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
Artisan Floating Rate Fund - Advisor Shares | Delta Topco, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
Artisan Floating Rate Fund - Advisor Shares | UKG, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
Artisan Floating Rate Fund - Advisor Shares | Nexus Buyer LLC Second Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
Artisan Floating Rate Fund - Advisor Shares | Arches Buyer, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
Artisan Floating Rate Fund - Advisor Shares | TKC Holdings, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
Artisan Floating Rate Fund - Advisor Shares | CCI Buyer, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
Artisan Floating Rate Fund - Advisor Shares | Acrisure LLC First Lien Term Loan B1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
Artisan Floating Rate Fund - Advisor Shares | BCPE Grill Parent, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
Artisan Floating Rate Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Artisan Floating Rate Fund - Advisor Shares | Corparate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Floating Rate Fund - Advisor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.90%
Artisan Floating Rate Fund - Advisor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Floating Rate Fund - Advisor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[11]
Artisan Floating Rate Fund - Advisor Shares | Preferred Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Artisan Floating Rate Fund - Advisor Shares | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Floating Rate Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Artisan Floating Rate Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
Artisan Floating Rate Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Floating Rate Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
Artisan Floating Rate Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Artisan Floating Rate Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Artisan Floating Rate Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Artisan Floating Rate Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Artisan Floating Rate Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Artisan Floating Rate Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Artisan Floating Rate Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[12]
Percent of Total Investments	100.00%
Artisan Floating Rate Fund - Institutional Shares | GSM Holdings, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
Artisan Floating Rate Fund - Institutional Shares | Nexus Buyer LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
Artisan Floating Rate Fund - Institutional Shares | Delta Topco, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
Artisan Floating Rate Fund - Institutional Shares | UKG, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[12]
Artisan Floating Rate Fund - Institutional Shares | Nexus Buyer LLC Second Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[12]
Artisan Floating Rate Fund - Institutional Shares | Arches Buyer, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[12]
Artisan Floating Rate Fund - Institutional Shares | TKC Holdings, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[12]
Artisan Floating Rate Fund - Institutional Shares | CCI Buyer, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
Artisan Floating Rate Fund - Institutional Shares | Acrisure LLC First Lien Term Loan B1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
Artisan Floating Rate Fund - Institutional Shares | BCPE Grill Parent, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
Artisan Floating Rate Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Artisan Floating Rate Fund - Institutional Shares | Corparate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Floating Rate Fund - Institutional Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.90%
Artisan Floating Rate Fund - Institutional Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Floating Rate Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[13]
Artisan Floating Rate Fund - Institutional Shares | Preferred Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Artisan Floating Rate Fund - Institutional Shares | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Floating Rate Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Artisan Floating Rate Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
Artisan Floating Rate Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Floating Rate Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
Artisan Floating Rate Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Artisan Floating Rate Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Artisan Floating Rate Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Artisan Floating Rate Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Artisan Floating Rate Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Artisan Floating Rate Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Artisan Floating Rate Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[14]
Percent of Total Investments	100.00%
Artisan Floating Rate Fund - Investor Shares | GSM Holdings, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[14]
Artisan Floating Rate Fund - Investor Shares | Nexus Buyer LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[14]
Artisan Floating Rate Fund - Investor Shares | Delta Topco, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[14]
Artisan Floating Rate Fund - Investor Shares | UKG, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
Artisan Floating Rate Fund - Investor Shares | Nexus Buyer LLC Second Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
Artisan Floating Rate Fund - Investor Shares | Arches Buyer, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
Artisan Floating Rate Fund - Investor Shares | TKC Holdings, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
Artisan Floating Rate Fund - Investor Shares | CCI Buyer, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
Artisan Floating Rate Fund - Investor Shares | Acrisure LLC First Lien Term Loan B1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
Artisan Floating Rate Fund - Investor Shares | BCPE Grill Parent, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
Artisan Floating Rate Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Artisan Floating Rate Fund - Investor Shares | Corparate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Floating Rate Fund - Investor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.90%
Artisan Floating Rate Fund - Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Floating Rate Fund - Investor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[15]
Artisan Floating Rate Fund - Investor Shares | Preferred Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Artisan Floating Rate Fund - Investor Shares | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Floating Rate Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Artisan Floating Rate Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
Artisan Floating Rate Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Floating Rate Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
Artisan Floating Rate Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Artisan Floating Rate Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Artisan Floating Rate Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Artisan Floating Rate Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Artisan Floating Rate Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Artisan Floating Rate Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Artisan Focus Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[16]
Percent of Total Investments	100.00%
Artisan Focus Fund - Advisor Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[16]
Artisan Focus Fund - Advisor Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[16]
Artisan Focus Fund - Advisor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[16]
Artisan Focus Fund - Advisor Shares | GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[16]
Artisan Focus Fund - Advisor Shares | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[16]
Artisan Focus Fund - Advisor Shares | Rolls-Royce Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[16]
Artisan Focus Fund - Advisor Shares | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[16]
Artisan Focus Fund - Advisor Shares | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[16]
Artisan Focus Fund - Advisor Shares | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[16]
Artisan Focus Fund - Advisor Shares | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[16]
Artisan Focus Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Artisan Focus Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
Artisan Focus Fund - Advisor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Artisan Focus Fund - Advisor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Artisan Focus Fund - Advisor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[17]
Artisan Focus Fund - Advisor Shares | OptionsPurchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Artisan Focus Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Focus Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Artisan Focus Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Artisan Focus Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
Artisan Focus Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
Artisan Focus Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Artisan Focus Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Artisan Focus Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Artisan Focus Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan Focus Fund - Advisor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Focus Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[18]
Percent of Total Investments	100.00%
Artisan Focus Fund - Institutional Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[18]
Artisan Focus Fund - Institutional Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[18]
Artisan Focus Fund - Institutional Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[18]
Artisan Focus Fund - Institutional Shares | GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[18]
Artisan Focus Fund - Institutional Shares | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[18]
Artisan Focus Fund - Institutional Shares | Rolls-Royce Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[18]
Artisan Focus Fund - Institutional Shares | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[18]
Artisan Focus Fund - Institutional Shares | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[18]
Artisan Focus Fund - Institutional Shares | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[18]
Artisan Focus Fund - Institutional Shares | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[18]
Artisan Focus Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Artisan Focus Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
Artisan Focus Fund - Institutional Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Artisan Focus Fund - Institutional Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Artisan Focus Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[19]
Artisan Focus Fund - Institutional Shares | OptionsPurchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Artisan Focus Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Focus Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Artisan Focus Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Artisan Focus Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
Artisan Focus Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
Artisan Focus Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Artisan Focus Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Artisan Focus Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Artisan Focus Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan Focus Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Focus Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[20]
Percent of Total Investments	100.00%
Artisan Focus Fund - Investor Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[20]
Artisan Focus Fund - Investor Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[20]
Artisan Focus Fund - Investor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[20]
Artisan Focus Fund - Investor Shares | GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[20]
Artisan Focus Fund - Investor Shares | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[20]
Artisan Focus Fund - Investor Shares | Rolls-Royce Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[20]
Artisan Focus Fund - Investor Shares | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[20]
Artisan Focus Fund - Investor Shares | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[20]
Artisan Focus Fund - Investor Shares | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[20]
Artisan Focus Fund - Investor Shares | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[20]
Artisan Focus Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Artisan Focus Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
Artisan Focus Fund - Investor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Artisan Focus Fund - Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Artisan Focus Fund - Investor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[21]
Artisan Focus Fund - Investor Shares | OptionsPurchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Artisan Focus Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Focus Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Artisan Focus Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Artisan Focus Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
Artisan Focus Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
Artisan Focus Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Artisan Focus Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Artisan Focus Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Artisan Focus Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan Focus Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Global Discovery Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[22]
Percent of Total Investments	100.00%
Artisan Global Discovery Fund - Advisor Shares | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[22]
Artisan Global Discovery Fund - Advisor Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[22]
Artisan Global Discovery Fund - Advisor Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[22]
Artisan Global Discovery Fund - Advisor Shares | Babcock International Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[22]
Artisan Global Discovery Fund - Advisor Shares | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[22]
Artisan Global Discovery Fund - Advisor Shares | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[22]
Artisan Global Discovery Fund - Advisor Shares | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[22]
Artisan Global Discovery Fund - Advisor Shares | iRhythm Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[22]
Artisan Global Discovery Fund - Advisor Shares | Liberty Media Corp-Liberty Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[22]
Artisan Global Discovery Fund - Advisor Shares | adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[22]
Artisan Global Discovery Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Artisan Global Discovery Fund - Advisor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Artisan Global Discovery Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	69.90%
Artisan Global Discovery Fund - Advisor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Artisan Global Discovery Fund - Advisor Shares | Canadiandollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Artisan Global Discovery Fund - Advisor Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Artisan Global Discovery Fund - Advisor Shares | Swedish krona [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Artisan Global Discovery Fund - Advisor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Artisan Global Discovery Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Artisan Global Discovery Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Artisan Global Discovery Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Discovery Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Artisan Global Discovery Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Artisan Global Discovery Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Artisan Global Discovery Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Artisan Global Discovery Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Artisan Global Discovery Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
Artisan Global Discovery Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
Artisan Global Discovery Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Artisan Global Discovery Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Artisan Global Discovery Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Global Discovery Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Artisan Global Discovery Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[23]
Percent of Total Investments	100.00%
Artisan Global Discovery Fund - Institutional Shares | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[23]
Artisan Global Discovery Fund - Institutional Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[23]
Artisan Global Discovery Fund - Institutional Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[23]
Artisan Global Discovery Fund - Institutional Shares | Babcock International Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[23]
Artisan Global Discovery Fund - Institutional Shares | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[23]
Artisan Global Discovery Fund - Institutional Shares | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[23]
Artisan Global Discovery Fund - Institutional Shares | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[23]
Artisan Global Discovery Fund - Institutional Shares | iRhythm Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[23]
Artisan Global Discovery Fund - Institutional Shares | Liberty Media Corp-Liberty Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[23]
Artisan Global Discovery Fund - Institutional Shares | adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[23]
Artisan Global Discovery Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Artisan Global Discovery Fund - Institutional Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Artisan Global Discovery Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	69.90%
Artisan Global Discovery Fund - Institutional Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Artisan Global Discovery Fund - Institutional Shares | Canadiandollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Artisan Global Discovery Fund - Institutional Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Artisan Global Discovery Fund - Institutional Shares | Swedish krona [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Artisan Global Discovery Fund - Institutional Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Artisan Global Discovery Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Artisan Global Discovery Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Artisan Global Discovery Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Discovery Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Artisan Global Discovery Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Artisan Global Discovery Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Artisan Global Discovery Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Artisan Global Discovery Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Artisan Global Discovery Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
Artisan Global Discovery Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
Artisan Global Discovery Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Artisan Global Discovery Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Artisan Global Discovery Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Global Discovery Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Artisan Global Discovery Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[24]
Percent of Total Investments	100.00%
Artisan Global Discovery Fund - Investor Shares | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[24]
Artisan Global Discovery Fund - Investor Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[24]
Artisan Global Discovery Fund - Investor Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[24]
Artisan Global Discovery Fund - Investor Shares | Babcock International Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[24]
Artisan Global Discovery Fund - Investor Shares | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[24]
Artisan Global Discovery Fund - Investor Shares | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[24]
Artisan Global Discovery Fund - Investor Shares | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[24]
Artisan Global Discovery Fund - Investor Shares | iRhythm Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[24]
Artisan Global Discovery Fund - Investor Shares | Liberty Media Corp-Liberty Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[24]
Artisan Global Discovery Fund - Investor Shares | adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[24]
Artisan Global Discovery Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Artisan Global Discovery Fund - Investor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Artisan Global Discovery Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	69.90%
Artisan Global Discovery Fund - Investor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Artisan Global Discovery Fund - Investor Shares | Canadiandollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Artisan Global Discovery Fund - Investor Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Artisan Global Discovery Fund - Investor Shares | Swedish krona [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Artisan Global Discovery Fund - Investor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Artisan Global Discovery Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Artisan Global Discovery Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Artisan Global Discovery Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Discovery Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Artisan Global Discovery Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Artisan Global Discovery Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Artisan Global Discovery Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Artisan Global Discovery Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Artisan Global Discovery Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
Artisan Global Discovery Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
Artisan Global Discovery Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Artisan Global Discovery Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Artisan Global Discovery Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Global Discovery Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Artisan Global Equity Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	33.60%	[25]
Percent of Total Investments	100.00%
Artisan Global Equity Fund - Advisor Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[25]
Artisan Global Equity Fund - Advisor Shares | Babcock International Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[25]
Artisan Global Equity Fund - Advisor Shares | Alpha Services and Holdings SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[25]
Artisan Global Equity Fund - Advisor Shares | National Gridplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[25]
Artisan Global Equity Fund - Advisor Shares | U B S Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[25]
Artisan Global Equity Fund - Advisor Shares | Kuaishou Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[25]
Artisan Global Equity Fund - Advisor Shares | BFF Bank SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[25]
Artisan Global Equity Fund - Advisor Shares | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[25]
Artisan Global Equity Fund - Advisor Shares | Hanwha Aerospace Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[25]
Artisan Global Equity Fund - Advisor Shares | Arthur J Gallagher & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[25]
Artisan Global Equity Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
Artisan Global Equity Fund - Advisor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Artisan Global Equity Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
Artisan Global Equity Fund - Advisor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Artisan Global Equity Fund - Advisor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
Artisan Global Equity Fund - Advisor Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Artisan Global Equity Fund - Advisor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Artisan Global Equity Fund - Advisor Shares | Chilean peso [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Artisan Global Equity Fund - Advisor Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Artisan Global Equity Fund - Advisor Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Artisan Global Equity Fund - Advisor Shares | United Arab Emirates dirham [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Artisan Global Equity Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Artisan Global Equity Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Artisan Global Equity Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Artisan Global Equity Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Equity Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Artisan Global Equity Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Artisan Global Equity Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Artisan Global Equity Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%
Artisan Global Equity Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Artisan Global Equity Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
Artisan Global Equity Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Global Equity Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Artisan Global Equity Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Artisan Global Equity Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Artisan Global Equity Fund - Advisor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Artisan Global Equity Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	33.60%	[26]
Percent of Total Investments	100.00%	[26]
Artisan Global Equity Fund - Institutional Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[26]
Artisan Global Equity Fund - Institutional Shares | Babcock International Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[26]
Artisan Global Equity Fund - Institutional Shares | Alpha Services and Holdings SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[26]
Artisan Global Equity Fund - Institutional Shares | National Gridplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[26]
Artisan Global Equity Fund - Institutional Shares | U B S Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[26]
Artisan Global Equity Fund - Institutional Shares | Kuaishou Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[26]
Artisan Global Equity Fund - Institutional Shares | BFF Bank SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[26]
Artisan Global Equity Fund - Institutional Shares | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[26]
Artisan Global Equity Fund - Institutional Shares | Hanwha Aerospace Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[26]
Artisan Global Equity Fund - Institutional Shares | Arthur J Gallagher & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[26]
Artisan Global Equity Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[26]
Artisan Global Equity Fund - Institutional Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[26]
Artisan Global Equity Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%	[26]
Artisan Global Equity Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[26]
Artisan Global Equity Fund - Institutional Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[26]
Artisan Global Equity Fund - Institutional Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[26]
Artisan Global Equity Fund - Institutional Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[26]
Artisan Global Equity Fund - Institutional Shares | Chilean peso [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[26]
Artisan Global Equity Fund - Institutional Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[26]
Artisan Global Equity Fund - Institutional Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[26]
Artisan Global Equity Fund - Institutional Shares | United Arab Emirates dirham [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[26]
Artisan Global Equity Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Artisan Global Equity Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Artisan Global Equity Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Artisan Global Equity Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Equity Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Artisan Global Equity Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Artisan Global Equity Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Artisan Global Equity Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%
Artisan Global Equity Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Artisan Global Equity Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
Artisan Global Equity Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Global Equity Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Artisan Global Equity Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Artisan Global Equity Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Artisan Global Equity Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Artisan Global Equity Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	33.60%	[27]
Percent of Total Investments	100.00%
Artisan Global Equity Fund - Investor Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[27]
Artisan Global Equity Fund - Investor Shares | Babcock International Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[27]
Artisan Global Equity Fund - Investor Shares | Alpha Services and Holdings SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[27]
Artisan Global Equity Fund - Investor Shares | National Gridplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[27]
Artisan Global Equity Fund - Investor Shares | U B S Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[27]
Artisan Global Equity Fund - Investor Shares | Kuaishou Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[27]
Artisan Global Equity Fund - Investor Shares | BFF Bank SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[27]
Artisan Global Equity Fund - Investor Shares | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[27]
Artisan Global Equity Fund - Investor Shares | Hanwha Aerospace Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[27]
Artisan Global Equity Fund - Investor Shares | Arthur J Gallagher & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[27]
Artisan Global Equity Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
Artisan Global Equity Fund - Investor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Artisan Global Equity Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	36.40%
Artisan Global Equity Fund - Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Artisan Global Equity Fund - Investor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
Artisan Global Equity Fund - Investor Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Artisan Global Equity Fund - Investor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Artisan Global Equity Fund - Investor Shares | Chilean peso [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Artisan Global Equity Fund - Investor Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Artisan Global Equity Fund - Investor Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Artisan Global Equity Fund - Investor Shares | United Arab Emirates dirham [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Artisan Global Equity Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Artisan Global Equity Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Artisan Global Equity Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Artisan Global Equity Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Equity Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Artisan Global Equity Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Artisan Global Equity Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Artisan Global Equity Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%
Artisan Global Equity Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Artisan Global Equity Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
Artisan Global Equity Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Global Equity Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Artisan Global Equity Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Artisan Global Equity Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Artisan Global Equity Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Artisan Global Opportunities Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	37.80%	[28]
Percent of Total Investments	100.00%
Artisan Global Opportunities Fund - Advisor Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[28]
Artisan Global Opportunities Fund - Advisor Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[28]
Artisan Global Opportunities Fund - Advisor Shares | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[28]
Artisan Global Opportunities Fund - Advisor Shares | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[28]
Artisan Global Opportunities Fund - Advisor Shares | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[28]
Artisan Global Opportunities Fund - Advisor Shares | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[28]
Artisan Global Opportunities Fund - Advisor Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[28]
Artisan Global Opportunities Fund - Advisor Shares | BAE Systems plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[28]
Artisan Global Opportunities Fund - Advisor Shares | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[28]
Artisan Global Opportunities Fund - Advisor Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[28]
Artisan Global Opportunities Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Artisan Global Opportunities Fund - Advisor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Artisan Global Opportunities Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	66.10%
Artisan Global Opportunities Fund - Advisor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Artisan Global Opportunities Fund - Advisor Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Artisan Global Opportunities Fund - Advisor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Global Opportunities Fund - Advisor Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Artisan Global Opportunities Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Artisan Global Opportunities Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Artisan Global Opportunities Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Global Opportunities Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Artisan Global Opportunities Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Artisan Global Opportunities Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Artisan Global Opportunities Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan Global Opportunities Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Artisan Global Opportunities Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
Artisan Global Opportunities Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Artisan Global Opportunities Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
Artisan Global Opportunities Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Artisan Global Opportunities Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Artisan Global Opportunities Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Artisan Global Opportunities Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Artisan Global Opportunities Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	37.80%	[29]
Percent of Total Investments	100.00%
Artisan Global Opportunities Fund - Institutional Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[29]
Artisan Global Opportunities Fund - Institutional Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[29]
Artisan Global Opportunities Fund - Institutional Shares | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[29]
Artisan Global Opportunities Fund - Institutional Shares | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[29]
Artisan Global Opportunities Fund - Institutional Shares | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[29]
Artisan Global Opportunities Fund - Institutional Shares | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[29]
Artisan Global Opportunities Fund - Institutional Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[29]
Artisan Global Opportunities Fund - Institutional Shares | BAE Systems plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[29]
Artisan Global Opportunities Fund - Institutional Shares | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[29]
Artisan Global Opportunities Fund - Institutional Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[29]
Artisan Global Opportunities Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Artisan Global Opportunities Fund - Institutional Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Artisan Global Opportunities Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	66.10%
Artisan Global Opportunities Fund - Institutional Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Artisan Global Opportunities Fund - Institutional Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Artisan Global Opportunities Fund - Institutional Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Global Opportunities Fund - Institutional Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Artisan Global Opportunities Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Artisan Global Opportunities Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Artisan Global Opportunities Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Global Opportunities Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Artisan Global Opportunities Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Artisan Global Opportunities Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Artisan Global Opportunities Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan Global Opportunities Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Artisan Global Opportunities Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
Artisan Global Opportunities Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Artisan Global Opportunities Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
Artisan Global Opportunities Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Artisan Global Opportunities Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Artisan Global Opportunities Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Artisan Global Opportunities Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Artisan Global Opportunities Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	37.80%	[30]
Percent of Total Investments	100.00%
Artisan Global Opportunities Fund - Investor Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[30]
Artisan Global Opportunities Fund - Investor Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[30]
Artisan Global Opportunities Fund - Investor Shares | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[30]
Artisan Global Opportunities Fund - Investor Shares | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[30]
Artisan Global Opportunities Fund - Investor Shares | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[30]
Artisan Global Opportunities Fund - Investor Shares | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[30]
Artisan Global Opportunities Fund - Investor Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[30]
Artisan Global Opportunities Fund - Investor Shares | BAE Systems plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[30]
Artisan Global Opportunities Fund - Investor Shares | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[30]
Artisan Global Opportunities Fund - Investor Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[30]
Artisan Global Opportunities Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Artisan Global Opportunities Fund - Investor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Artisan Global Opportunities Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	66.10%
Artisan Global Opportunities Fund - Investor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Artisan Global Opportunities Fund - Investor Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Artisan Global Opportunities Fund - Investor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Global Opportunities Fund - Investor Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Artisan Global Opportunities Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Artisan Global Opportunities Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Artisan Global Opportunities Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Global Opportunities Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Artisan Global Opportunities Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Artisan Global Opportunities Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Artisan Global Opportunities Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan Global Opportunities Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Artisan Global Opportunities Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
Artisan Global Opportunities Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Artisan Global Opportunities Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
Artisan Global Opportunities Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Artisan Global Opportunities Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Artisan Global Opportunities Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Artisan Global Opportunities Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Artisan Global Unconstrained Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Percent of Total Investments	100.00%
Artisan Global Unconstrained Fund - Advisor Shares | Commonwealth of the Bahamas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[31]
Artisan Global Unconstrained Fund - Advisor Shares | Bonos de la Tesoreria [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[31]
Artisan Global Unconstrained Fund - Advisor Shares | Benin Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Global Unconstrained Fund - Advisor Shares | Republic of Iraq [Memebr]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Global Unconstrained Fund - Advisor Shares | Banco Central de la Republica Dominicana, GDN [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Global Unconstrained Fund - Advisor Shares | Ukraine Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Global Unconstrained Fund - Advisor Shares | Federal Republic of Nigeria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Unconstrained Fund - Advisor Shares | Republic Of Iceland [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[31]
Artisan Global Unconstrained Fund - Advisor Shares | Aris Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Unconstrained Fund - Advisor Shares | Republic of Uzbekistan International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan Global Unconstrained Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Artisan Global Unconstrained Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	57.50%
Artisan Global Unconstrained Fund - Advisor Shares | Albanian lek [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Global Unconstrained Fund - Advisor Shares | Dominican peso [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Artisan Global Unconstrained Fund - Advisor Shares | Egyptian pound [Memebr]
Holdings [Line Items]
Percent of Total Investments	7.20%
Artisan Global Unconstrained Fund - Advisor Shares | Indonesian rupiah [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan Global Unconstrained Fund - Advisor Shares | Nigerian naira [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Artisan Global Unconstrained Fund - Advisor Shares | Peruvian nuevo sol [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Artisan Global Unconstrained Fund - Advisor Shares | Uzbekistani som [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan Global Unconstrained Fund - Advisor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Global Unconstrained Fund - Advisor Shares | Iceland krona [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Artisan Global Unconstrained Fund - Advisor Shares | Sovereign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%	[32]
Artisan Global Unconstrained Fund - Advisor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[32]
Artisan Global Unconstrained Fund - Advisor Shares | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[32]
Artisan Global Unconstrained Fund - Advisor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[32]
Artisan Global Unconstrained Fund - Advisor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%	[32],[33]
Artisan Global Unconstrained Fund - Advisor Shares | Corporate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[32]
Artisan Global Unconstrained Fund - Advisor Shares | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[32]
Artisan Global Unconstrained Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[34]
Artisan Global Unconstrained Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[34]
Artisan Global Unconstrained Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[34]
Artisan Global Unconstrained Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[34]
Artisan Global Unconstrained Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[34]
Artisan Global Unconstrained Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[34]
Artisan Global Unconstrained Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[34]
Artisan Global Unconstrained Fund - Advisor Shares | Investment Funds [Member]
Holdings [Line Items]
Percent of Total Investments	(1.00%)	[34]
Artisan Global Unconstrained Fund - Advisor Shares | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[34]
Artisan Global Unconstrained Fund - Advisor Shares | Sovereign Goverment Secutities [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%	[34]
Artisan Global Unconstrained Fund - Advisor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[34]
Artisan Global Unconstrained Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[35]
Percent of Total Investments	100.00%
Artisan Global Unconstrained Fund - Institutional Shares | Commonwealth of the Bahamas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[35]
Artisan Global Unconstrained Fund - Institutional Shares | Bonos de la Tesoreria [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[35]
Artisan Global Unconstrained Fund - Institutional Shares | Benin Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[35]
Artisan Global Unconstrained Fund - Institutional Shares | Republic of Iraq [Memebr]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[35]
Artisan Global Unconstrained Fund - Institutional Shares | Banco Central de la Republica Dominicana, GDN [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[35]
Artisan Global Unconstrained Fund - Institutional Shares | Ukraine Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[35]
Artisan Global Unconstrained Fund - Institutional Shares | Federal Republic of Nigeria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[35]
Artisan Global Unconstrained Fund - Institutional Shares | Republic Of Iceland [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[35]
Artisan Global Unconstrained Fund - Institutional Shares | Aris Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[35]
Artisan Global Unconstrained Fund - Institutional Shares | Republic of Uzbekistan International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[35]
Artisan Global Unconstrained Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Artisan Global Unconstrained Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	57.50%
Artisan Global Unconstrained Fund - Institutional Shares | Albanian lek [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Global Unconstrained Fund - Institutional Shares | Dominican peso [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Artisan Global Unconstrained Fund - Institutional Shares | Egyptian pound [Memebr]
Holdings [Line Items]
Percent of Total Investments	7.20%
Artisan Global Unconstrained Fund - Institutional Shares | Indonesian rupiah [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan Global Unconstrained Fund - Institutional Shares | Nigerian naira [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Artisan Global Unconstrained Fund - Institutional Shares | Peruvian nuevo sol [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Artisan Global Unconstrained Fund - Institutional Shares | Uzbekistani som [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan Global Unconstrained Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Global Unconstrained Fund - Institutional Shares | Iceland krona [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Artisan Global Unconstrained Fund - Institutional Shares | Sovereign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%	[36]
Artisan Global Unconstrained Fund - Institutional Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[36]
Artisan Global Unconstrained Fund - Institutional Shares | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[36]
Artisan Global Unconstrained Fund - Institutional Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[36]
Artisan Global Unconstrained Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%	[36],[37]
Artisan Global Unconstrained Fund - Institutional Shares | Corporate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[36]
Artisan Global Unconstrained Fund - Institutional Shares | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[36]
Artisan Global Unconstrained Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[38]
Artisan Global Unconstrained Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[38]
Artisan Global Unconstrained Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[38]
Artisan Global Unconstrained Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[38]
Artisan Global Unconstrained Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[38]
Artisan Global Unconstrained Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[38]
Artisan Global Unconstrained Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[38]
Artisan Global Unconstrained Fund - Institutional Shares | Investment Funds [Member]
Holdings [Line Items]
Percent of Total Investments	(1.00%)	[38]
Artisan Global Unconstrained Fund - Institutional Shares | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[38]
Artisan Global Unconstrained Fund - Institutional Shares | Sovereign Goverment Secutities [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%	[38]
Artisan Global Unconstrained Fund - Institutional Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[38]
Artisan Global Unconstrained Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[39]
Percent of Total Investments	100.00%
Artisan Global Unconstrained Fund - Investor Shares | Commonwealth of the Bahamas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[39]
Artisan Global Unconstrained Fund - Investor Shares | Bonos de la Tesoreria [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[39]
Artisan Global Unconstrained Fund - Investor Shares | Benin Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[39]
Artisan Global Unconstrained Fund - Investor Shares | Republic of Iraq [Memebr]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[39]
Artisan Global Unconstrained Fund - Investor Shares | Banco Central de la Republica Dominicana, GDN [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[39]
Artisan Global Unconstrained Fund - Investor Shares | Ukraine Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[39]
Artisan Global Unconstrained Fund - Investor Shares | Federal Republic of Nigeria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[39]
Artisan Global Unconstrained Fund - Investor Shares | Republic Of Iceland [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[39]
Artisan Global Unconstrained Fund - Investor Shares | Aris Mining Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[39]
Artisan Global Unconstrained Fund - Investor Shares | Republic of Uzbekistan International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[39]
Artisan Global Unconstrained Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Artisan Global Unconstrained Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	57.50%
Artisan Global Unconstrained Fund - Investor Shares | Albanian lek [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Global Unconstrained Fund - Investor Shares | Dominican peso [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Artisan Global Unconstrained Fund - Investor Shares | Egyptian pound [Memebr]
Holdings [Line Items]
Percent of Total Investments	7.20%
Artisan Global Unconstrained Fund - Investor Shares | Indonesian rupiah [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan Global Unconstrained Fund - Investor Shares | Nigerian naira [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Artisan Global Unconstrained Fund - Investor Shares | Peruvian nuevo sol [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Artisan Global Unconstrained Fund - Investor Shares | Uzbekistani som [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan Global Unconstrained Fund - Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Global Unconstrained Fund - Investor Shares | Iceland krona [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Artisan Global Unconstrained Fund - Investor Shares | Sovereign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%	[40]
Artisan Global Unconstrained Fund - Investor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[40]
Artisan Global Unconstrained Fund - Investor Shares | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[40]
Artisan Global Unconstrained Fund - Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[40]
Artisan Global Unconstrained Fund - Investor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%	[40],[41]
Artisan Global Unconstrained Fund - Investor Shares | Corporate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[40]
Artisan Global Unconstrained Fund - Investor Shares | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[40]
Artisan Global Unconstrained Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[42]
Artisan Global Unconstrained Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[42]
Artisan Global Unconstrained Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[42]
Artisan Global Unconstrained Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[42]
Artisan Global Unconstrained Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%	[42]
Artisan Global Unconstrained Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[42]
Artisan Global Unconstrained Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[42]
Artisan Global Unconstrained Fund - Investor Shares | Investment Funds [Member]
Holdings [Line Items]
Percent of Total Investments	(1.00%)	[42]
Artisan Global Unconstrained Fund - Investor Shares | Mutual Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[42]
Artisan Global Unconstrained Fund - Investor Shares | Sovereign Goverment Secutities [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%	[42]
Artisan Global Unconstrained Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[42]
Artisan Global Value Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	42.30%	[43]
Percent of Total Investments	100.00%
Artisan Global Value Fund - Advisor Shares | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[43]
Artisan Global Value Fund - Advisor Shares | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[43]
Artisan Global Value Fund - Advisor Shares | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[43]
Artisan Global Value Fund - Advisor Shares | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[43]
Artisan Global Value Fund - Advisor Shares | Bank of New York Mellon Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[43]
Artisan Global Value Fund - Advisor Shares | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[43]
Artisan Global Value Fund - Advisor Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[43]
Artisan Global Value Fund - Advisor Shares | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[43]
Artisan Global Value Fund - Advisor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[43]
Artisan Global Value Fund - Advisor Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[43]
Artisan Global Value Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Artisan Global Value Fund - Advisor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Artisan Global Value Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
Artisan Global Value Fund - Advisor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Artisan Global Value Fund - Advisor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Artisan Global Value Fund - Advisor Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Global Value Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
Artisan Global Value Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Artisan Global Value Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Global Value Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Artisan Global Value Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Artisan Global Value Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Artisan Global Value Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%
Artisan Global Value Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Artisan Global Value Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Artisan Global Value Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Artisan Global Value Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Artisan Global Value Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Artisan Global Value Fund - Advisor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Artisan Global Value Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	42.30%	[44]
Percent of Total Investments	100.00%
Artisan Global Value Fund - Institutional Shares | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[44]
Artisan Global Value Fund - Institutional Shares | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[44]
Artisan Global Value Fund - Institutional Shares | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[44]
Artisan Global Value Fund - Institutional Shares | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[44]
Artisan Global Value Fund - Institutional Shares | Bank of New York Mellon Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[44]
Artisan Global Value Fund - Institutional Shares | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[44]
Artisan Global Value Fund - Institutional Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[44]
Artisan Global Value Fund - Institutional Shares | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[44]
Artisan Global Value Fund - Institutional Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[44]
Artisan Global Value Fund - Institutional Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[44]
Artisan Global Value Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Artisan Global Value Fund - Institutional Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Artisan Global Value Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
Artisan Global Value Fund - Institutional Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Artisan Global Value Fund - Institutional Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Artisan Global Value Fund - Institutional Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Global Value Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
Artisan Global Value Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Artisan Global Value Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Global Value Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Artisan Global Value Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Artisan Global Value Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Artisan Global Value Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%
Artisan Global Value Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Artisan Global Value Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Artisan Global Value Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Artisan Global Value Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Artisan Global Value Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Artisan Global Value Fund - Institutional Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Artisan Global Value Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	42.30%	[45]
Percent of Total Investments	100.00%
Artisan Global Value Fund - Investor Shares | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[45]
Artisan Global Value Fund - Investor Shares | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[45]
Artisan Global Value Fund - Investor Shares | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[45]
Artisan Global Value Fund - Investor Shares | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[45]
Artisan Global Value Fund - Investor Shares | Bank of New York Mellon Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[45]
Artisan Global Value Fund - Investor Shares | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[45]
Artisan Global Value Fund - Investor Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[45]
Artisan Global Value Fund - Investor Shares | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[45]
Artisan Global Value Fund - Investor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[45]
Artisan Global Value Fund - Investor Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[45]
Artisan Global Value Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Artisan Global Value Fund - Investor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Artisan Global Value Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
Artisan Global Value Fund - Investor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Artisan Global Value Fund - Investor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Artisan Global Value Fund - Investor Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Global Value Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
Artisan Global Value Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Artisan Global Value Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Global Value Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Artisan Global Value Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Artisan Global Value Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Artisan Global Value Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%
Artisan Global Value Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Artisan Global Value Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Artisan Global Value Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Artisan Global Value Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Artisan Global Value Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Artisan Global Value Fund - Investor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Artisan High Income Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[46]
Percent of Total Investments	100.00%
Artisan High Income Fund - Advisor Shares | TKC Holdings, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[46]
Artisan High Income Fund - Advisor Shares | CCO Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[46]
Artisan High Income Fund - Advisor Shares | Carnival Corp.[Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[46]
Artisan High Income Fund - Advisor Shares | VistaJet Malta Finance plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[46]
Artisan High Income Fund - Advisor Shares | Ardonagh Group Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[46]
Artisan High Income Fund - Advisor Shares | Medline Borrower LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[46]
Artisan High Income Fund - Advisor Shares | X Corp. First Lien Term Loan B3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[46]
Artisan High Income Fund - Advisor Shares | Acrisure LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[46]
Artisan High Income Fund - Advisor Shares | Alliant Holdings Intermediate LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[46]
Artisan High Income Fund - Advisor Shares | CSC Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[46]
Artisan High Income Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Artisan High Income Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
Artisan High Income Fund - Advisor Shares | Corparate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
Artisan High Income Fund - Advisor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Artisan High Income Fund - Advisor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan High Income Fund - Advisor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[47]
Artisan High Income Fund - Advisor Shares | Preferred Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Advisor Shares | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Artisan High Income Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
Artisan High Income Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Artisan High Income Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
Artisan High Income Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Artisan High Income Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Artisan High Income Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Artisan High Income Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Artisan High Income Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Artisan High Income Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan High Income Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Artisan High Income Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[48]
Percent of Total Investments	100.00%
Artisan High Income Fund - Institutional Shares | TKC Holdings, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[48]
Artisan High Income Fund - Institutional Shares | CCO Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[48]
Artisan High Income Fund - Institutional Shares | Carnival Corp.[Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[48]
Artisan High Income Fund - Institutional Shares | VistaJet Malta Finance plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[48]
Artisan High Income Fund - Institutional Shares | Ardonagh Group Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[48]
Artisan High Income Fund - Institutional Shares | Medline Borrower LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[48]
Artisan High Income Fund - Institutional Shares | X Corp. First Lien Term Loan B3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[48]
Artisan High Income Fund - Institutional Shares | Acrisure LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[48]
Artisan High Income Fund - Institutional Shares | Alliant Holdings Intermediate LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[48]
Artisan High Income Fund - Institutional Shares | CSC Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[48]
Artisan High Income Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Artisan High Income Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
Artisan High Income Fund - Institutional Shares | Corparate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
Artisan High Income Fund - Institutional Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Artisan High Income Fund - Institutional Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan High Income Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[49]
Artisan High Income Fund - Institutional Shares | Preferred Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Institutional Shares | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Artisan High Income Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
Artisan High Income Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Artisan High Income Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
Artisan High Income Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Artisan High Income Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Artisan High Income Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Artisan High Income Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Artisan High Income Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Artisan High Income Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan High Income Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Artisan High Income Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[50]
Percent of Total Investments	100.00%
Artisan High Income Fund - Investor Shares | TKC Holdings, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[50]
Artisan High Income Fund - Investor Shares | CCO Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[50]
Artisan High Income Fund - Investor Shares | Carnival Corp.[Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[50]
Artisan High Income Fund - Investor Shares | VistaJet Malta Finance plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[50]
Artisan High Income Fund - Investor Shares | Ardonagh Group Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[50]
Artisan High Income Fund - Investor Shares | Medline Borrower LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[50]
Artisan High Income Fund - Investor Shares | X Corp. First Lien Term Loan B3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[50]
Artisan High Income Fund - Investor Shares | Acrisure LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[50]
Artisan High Income Fund - Investor Shares | Alliant Holdings Intermediate LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[50]
Artisan High Income Fund - Investor Shares | CSC Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[50]
Artisan High Income Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Artisan High Income Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
Artisan High Income Fund - Investor Shares | Corparate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.40%
Artisan High Income Fund - Investor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Artisan High Income Fund - Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan High Income Fund - Investor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[51]
Artisan High Income Fund - Investor Shares | Preferred Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Investor Shares | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Artisan High Income Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
Artisan High Income Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Artisan High Income Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
Artisan High Income Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Artisan High Income Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Artisan High Income Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Artisan High Income Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Artisan High Income Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Artisan High Income Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan High Income Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Artisan International Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	31.70%	[52]
Percent of Total Investments	100.00%
Artisan International Fund - Advisor Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[52]
Artisan International Fund - Advisor Shares | National Gridplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[52]
Artisan International Fund - Advisor Shares | U B S Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[52]
Artisan International Fund - Advisor Shares | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[52]
Artisan International Fund - Advisor Shares | B N P Paribas S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[52]
Artisan International Fund - Advisor Shares | Aonplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[52]
Artisan International Fund - Advisor Shares | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[52]
Artisan International Fund - Advisor Shares | Deutsche Boerse A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[52]
Artisan International Fund - Advisor Shares | Deutsche Telekom A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[52]
Artisan International Fund - Advisor Shares | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[52]
Artisan International Fund - Advisor Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan International Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
Artisan International Fund - Advisor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Artisan International Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Artisan International Fund - Advisor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Artisan International Fund - Advisor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
Artisan International Fund - Advisor Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Artisan International Fund - Advisor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Artisan International Fund - Advisor Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Artisan International Fund - Advisor Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Artisan International Fund - Advisor Shares | Mexicanpeso [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Artisan International Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan International Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.90%
Artisan International Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Artisan International Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan International Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Artisan International Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Artisan International Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Artisan International Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
Artisan International Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Artisan International Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Artisan International Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan International Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan International Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Artisan International Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Artisan International Fund - Advisor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Artisan International Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	31.70%	[53]
Percent of Total Investments	100.00%
Artisan International Fund - Institutional Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[53]
Artisan International Fund - Institutional Shares | National Gridplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[53]
Artisan International Fund - Institutional Shares | U B S Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[53]
Artisan International Fund - Institutional Shares | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[53]
Artisan International Fund - Institutional Shares | B N P Paribas S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[53]
Artisan International Fund - Institutional Shares | Aonplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[53]
Artisan International Fund - Institutional Shares | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[53]
Artisan International Fund - Institutional Shares | Deutsche Boerse A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[53]
Artisan International Fund - Institutional Shares | Deutsche Telekom A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[53]
Artisan International Fund - Institutional Shares | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[53]
Artisan International Fund - Institutional Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan International Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
Artisan International Fund - Institutional Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Artisan International Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Artisan International Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Artisan International Fund - Institutional Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
Artisan International Fund - Institutional Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Artisan International Fund - Institutional Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Artisan International Fund - Institutional Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Artisan International Fund - Institutional Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Artisan International Fund - Institutional Shares | Mexicanpeso [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Artisan International Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan International Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.90%
Artisan International Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Artisan International Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan International Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Artisan International Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Artisan International Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Artisan International Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
Artisan International Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Artisan International Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Artisan International Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan International Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan International Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Artisan International Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Artisan International Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Artisan International Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	31.70%	[54]
Percent of Total Investments	100.00%
Artisan International Fund - Investor Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[54]
Artisan International Fund - Investor Shares | National Gridplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[54]
Artisan International Fund - Investor Shares | U B S Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[54]
Artisan International Fund - Investor Shares | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[54]
Artisan International Fund - Investor Shares | B N P Paribas S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[54]
Artisan International Fund - Investor Shares | Aonplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[54]
Artisan International Fund - Investor Shares | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[54]
Artisan International Fund - Investor Shares | Deutsche Boerse A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[54]
Artisan International Fund - Investor Shares | Deutsche Telekom A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[54]
Artisan International Fund - Investor Shares | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[54]
Artisan International Fund - Investor Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan International Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%
Artisan International Fund - Investor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Artisan International Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Artisan International Fund - Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Artisan International Fund - Investor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
Artisan International Fund - Investor Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Artisan International Fund - Investor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Artisan International Fund - Investor Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Artisan International Fund - Investor Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Artisan International Fund - Investor Shares | Mexicanpeso [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Artisan International Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan International Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.90%
Artisan International Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Artisan International Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan International Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Artisan International Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Artisan International Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Artisan International Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
Artisan International Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Artisan International Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Artisan International Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan International Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan International Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Artisan International Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Artisan International Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Artisan International Explorer Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	47.20%	[55]
Percent of Total Investments	100.00%
Artisan International Explorer Fund - Advisor Shares | Glenveagh Propertiesplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[55]
Artisan International Explorer Fund - Advisor Shares | Zuken Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[55]
Artisan International Explorer Fund - Advisor Shares | Alten S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[55]
Artisan International Explorer Fund - Advisor Shares | M And C Saatchiplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[55]
Artisan International Explorer Fund - Advisor Shares | Signify N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[55]
Artisan International Explorer Fund - Advisor Shares | Kansai Paint Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[55]
Artisan International Explorer Fund - Advisor Shares | Sato Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[55]
Artisan International Explorer Fund - Advisor Shares | Impro Precision Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[55]
Artisan International Explorer Fund - Advisor Shares | Steadfast Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[55]
Artisan International Explorer Fund - Advisor Shares | F D M Group Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[55]
Artisan International Explorer Fund - Advisor Shares | Australian dollar [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Artisan International Explorer Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
Artisan International Explorer Fund - Advisor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan International Explorer Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
Artisan International Explorer Fund - Advisor Shares | Indonesian rupiah [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Artisan International Explorer Fund - Advisor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Artisan International Explorer Fund - Advisor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
Artisan International Explorer Fund - Advisor Shares | Canadiandollar [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Artisan International Explorer Fund - Advisor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Artisan International Explorer Fund - Advisor Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Artisan International Explorer Fund - Advisor Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan International Explorer Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Artisan International Explorer Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Artisan International Explorer Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan International Explorer Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Artisan International Explorer Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Artisan International Explorer Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Artisan International Explorer Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Artisan International Explorer Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Artisan International Explorer Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Artisan International Explorer Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
Artisan International Explorer Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Artisan International Explorer Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Artisan International Explorer Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Artisan International Explorer Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	47.20%	[56]
Percent of Total Investments	100.00%
Artisan International Explorer Fund - Institutional Shares | Glenveagh Propertiesplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[56]
Artisan International Explorer Fund - Institutional Shares | Zuken Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[56]
Artisan International Explorer Fund - Institutional Shares | Alten S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[56]
Artisan International Explorer Fund - Institutional Shares | M And C Saatchiplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[56]
Artisan International Explorer Fund - Institutional Shares | Signify N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[56]
Artisan International Explorer Fund - Institutional Shares | Kansai Paint Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[56]
Artisan International Explorer Fund - Institutional Shares | Sato Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[56]
Artisan International Explorer Fund - Institutional Shares | Impro Precision Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[56]
Artisan International Explorer Fund - Institutional Shares | Steadfast Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[56]
Artisan International Explorer Fund - Institutional Shares | F D M Group Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[56]
Artisan International Explorer Fund - Institutional Shares | Australian dollar [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Artisan International Explorer Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
Artisan International Explorer Fund - Institutional Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan International Explorer Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
Artisan International Explorer Fund - Institutional Shares | Indonesian rupiah [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Artisan International Explorer Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Artisan International Explorer Fund - Institutional Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
Artisan International Explorer Fund - Institutional Shares | Canadiandollar [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Artisan International Explorer Fund - Institutional Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Artisan International Explorer Fund - Institutional Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Artisan International Explorer Fund - Institutional Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan International Explorer Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Artisan International Explorer Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Artisan International Explorer Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan International Explorer Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Artisan International Explorer Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Artisan International Explorer Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Artisan International Explorer Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Artisan International Explorer Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Artisan International Explorer Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Artisan International Explorer Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
Artisan International Explorer Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Artisan International Explorer Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Artisan International Explorer Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Artisan International Small-Mid Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[57]
Percent of Total Investments	100.00%
Artisan International Small-Mid Fund - Advisor Shares | ConvaTec Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[57]
Artisan International Small-Mid Fund - Advisor Shares | Nice Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[57]
Artisan International Small-Mid Fund - Advisor Shares | Ambu A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[57]
Artisan International Small-Mid Fund - Advisor Shares | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[57]
Artisan International Small-Mid Fund - Advisor Shares | Swedish Orphan Biovitrum AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[57]
Artisan International Small-Mid Fund - Advisor Shares | JET2 plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[57]
Artisan International Small-Mid Fund - Advisor Shares | WNS Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[57]
Artisan International Small-Mid Fund - Advisor Shares | CAE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[57]
Artisan International Small-Mid Fund - Advisor Shares | Azbil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[57]
Artisan International Small-Mid Fund - Advisor Shares | Rotork plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[57]
Artisan International Small-Mid Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Artisan International Small-Mid Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
Artisan International Small-Mid Fund - Advisor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan International Small-Mid Fund - Advisor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
Artisan International Small-Mid Fund - Advisor Shares | Canadiandollar [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Artisan International Small-Mid Fund - Advisor Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Artisan International Small-Mid Fund - Advisor Shares | Swedish krona [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Artisan International Small-Mid Fund - Advisor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Artisan International Small-Mid Fund - Advisor Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
Artisan International Small-Mid Fund - Advisor Shares | Brazilian real [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Artisan International Small-Mid Fund - Advisor Shares | Israel new shekel [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan International Small-Mid Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Artisan International Small-Mid Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Artisan International Small-Mid Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan International Small-Mid Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Artisan International Small-Mid Fund - Advisor Shares | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan International Small-Mid Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Artisan International Small-Mid Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Artisan International Small-Mid Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Artisan International Small-Mid Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
Artisan International Small-Mid Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Artisan International Small-Mid Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan International Small-Mid Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Artisan International Small-Mid Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan International Small-Mid Fund - Advisor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Artisan International Small-Mid Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
Artisan International Small-Mid Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[58]
Percent of Total Investments	100.00%
Artisan International Small-Mid Fund - Institutional Shares | ConvaTec Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[58]
Artisan International Small-Mid Fund - Institutional Shares | Nice Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[58]
Artisan International Small-Mid Fund - Institutional Shares | Ambu A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[58]
Artisan International Small-Mid Fund - Institutional Shares | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[58]
Artisan International Small-Mid Fund - Institutional Shares | Swedish Orphan Biovitrum AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[58]
Artisan International Small-Mid Fund - Institutional Shares | JET2 plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[58]
Artisan International Small-Mid Fund - Institutional Shares | WNS Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[58]
Artisan International Small-Mid Fund - Institutional Shares | CAE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[58]
Artisan International Small-Mid Fund - Institutional Shares | Azbil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[58]
Artisan International Small-Mid Fund - Institutional Shares | Rotork plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[58]
Artisan International Small-Mid Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Artisan International Small-Mid Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
Artisan International Small-Mid Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan International Small-Mid Fund - Institutional Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
Artisan International Small-Mid Fund - Institutional Shares | Canadiandollar [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Artisan International Small-Mid Fund - Institutional Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Artisan International Small-Mid Fund - Institutional Shares | Swedish krona [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Artisan International Small-Mid Fund - Institutional Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Artisan International Small-Mid Fund - Institutional Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
Artisan International Small-Mid Fund - Institutional Shares | Brazilian real [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Artisan International Small-Mid Fund - Institutional Shares | Israel new shekel [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan International Small-Mid Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Artisan International Small-Mid Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Artisan International Small-Mid Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan International Small-Mid Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Artisan International Small-Mid Fund - Institutional Shares | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan International Small-Mid Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Artisan International Small-Mid Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Artisan International Small-Mid Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Artisan International Small-Mid Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
Artisan International Small-Mid Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Artisan International Small-Mid Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan International Small-Mid Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Artisan International Small-Mid Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan International Small-Mid Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Artisan International Small-Mid Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
Artisan International Small-Mid Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[59]
Percent of Total Investments	100.00%
Artisan International Small-Mid Fund - Investor Shares | ConvaTec Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[59]
Artisan International Small-Mid Fund - Investor Shares | Nice Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[59]
Artisan International Small-Mid Fund - Investor Shares | Ambu A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[59]
Artisan International Small-Mid Fund - Investor Shares | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[59]
Artisan International Small-Mid Fund - Investor Shares | Swedish Orphan Biovitrum AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[59]
Artisan International Small-Mid Fund - Investor Shares | JET2 plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[59]
Artisan International Small-Mid Fund - Investor Shares | WNS Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[59]
Artisan International Small-Mid Fund - Investor Shares | CAE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[59]
Artisan International Small-Mid Fund - Investor Shares | Azbil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[59]
Artisan International Small-Mid Fund - Investor Shares | Rotork plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[59]
Artisan International Small-Mid Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Artisan International Small-Mid Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
Artisan International Small-Mid Fund - Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan International Small-Mid Fund - Investor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
Artisan International Small-Mid Fund - Investor Shares | Canadiandollar [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Artisan International Small-Mid Fund - Investor Shares | Danishkrone [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Artisan International Small-Mid Fund - Investor Shares | Swedish krona [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Artisan International Small-Mid Fund - Investor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Artisan International Small-Mid Fund - Investor Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
Artisan International Small-Mid Fund - Investor Shares | Brazilian real [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Artisan International Small-Mid Fund - Investor Shares | Israel new shekel [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan International Small-Mid Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Artisan International Small-Mid Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Artisan International Small-Mid Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan International Small-Mid Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Artisan International Small-Mid Fund - Investor Shares | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan International Small-Mid Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Artisan International Small-Mid Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Artisan International Small-Mid Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Artisan International Small-Mid Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
Artisan International Small-Mid Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Artisan International Small-Mid Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan International Small-Mid Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Artisan International Small-Mid Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan International Small-Mid Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Artisan International Small-Mid Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
Artisan International Value Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	34.80%	[60]
Percent of Total Investments	100.00%
Artisan International Value Fund - Advisor Shares | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[60]
Artisan International Value Fund - Advisor Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[60]
Artisan International Value Fund - Advisor Shares | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[60]
Artisan International Value Fund - Advisor Shares | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[60]
Artisan International Value Fund - Advisor Shares | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[60]
Artisan International Value Fund - Advisor Shares | ABB Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[60]
Artisan International Value Fund - Advisor Shares | Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[60]
Artisan International Value Fund - Advisor Shares | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[60]
Artisan International Value Fund - Advisor Shares | HCL Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[60]
Artisan International Value Fund - Advisor Shares | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[60]
Artisan International Value Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Artisan International Value Fund - Advisor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan International Value Fund - Advisor Shares | Indian rupee [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Artisan International Value Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
Artisan International Value Fund - Advisor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Artisan International Value Fund - Advisor Shares | Canadiandollar [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan International Value Fund - Advisor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Artisan International Value Fund - Advisor Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Artisan International Value Fund - Advisor Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Artisan International Value Fund - Advisor Shares | Mexicanpeso [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Artisan International Value Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Artisan International Value Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Artisan International Value Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Artisan International Value Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan International Value Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Artisan International Value Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Artisan International Value Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Artisan International Value Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Artisan International Value Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Artisan International Value Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Artisan International Value Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Artisan International Value Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan International Value Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan International Value Fund - Advisor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Artisan International Value Fund - Advisor Shares | Miscellaneous Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Artisan International Value Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	34.80%	[61]
Percent of Total Investments	100.00%
Artisan International Value Fund - Institutional Shares | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[61]
Artisan International Value Fund - Institutional Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[61]
Artisan International Value Fund - Institutional Shares | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[61]
Artisan International Value Fund - Institutional Shares | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[61]
Artisan International Value Fund - Institutional Shares | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[61]
Artisan International Value Fund - Institutional Shares | ABB Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[61]
Artisan International Value Fund - Institutional Shares | Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[61]
Artisan International Value Fund - Institutional Shares | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[61]
Artisan International Value Fund - Institutional Shares | HCL Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[61]
Artisan International Value Fund - Institutional Shares | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[61]
Artisan International Value Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Artisan International Value Fund - Institutional Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan International Value Fund - Institutional Shares | Indian rupee [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Artisan International Value Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
Artisan International Value Fund - Institutional Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Artisan International Value Fund - Institutional Shares | Canadiandollar [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan International Value Fund - Institutional Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Artisan International Value Fund - Institutional Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Artisan International Value Fund - Institutional Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Artisan International Value Fund - Institutional Shares | Mexicanpeso [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Artisan International Value Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Artisan International Value Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Artisan International Value Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Artisan International Value Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan International Value Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Artisan International Value Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Artisan International Value Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Artisan International Value Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Artisan International Value Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Artisan International Value Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Artisan International Value Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Artisan International Value Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan International Value Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan International Value Fund - Institutional Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Artisan International Value Fund - Institutional Shares | Miscellaneous Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Artisan International Value Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	34.80%	[62]
Percent of Total Investments	100.00%
Artisan International Value Fund - Investor Shares | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[62]
Artisan International Value Fund - Investor Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[62]
Artisan International Value Fund - Investor Shares | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[62]
Artisan International Value Fund - Investor Shares | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[62]
Artisan International Value Fund - Investor Shares | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[62]
Artisan International Value Fund - Investor Shares | ABB Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[62]
Artisan International Value Fund - Investor Shares | Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[62]
Artisan International Value Fund - Investor Shares | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[62]
Artisan International Value Fund - Investor Shares | HCL Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[62]
Artisan International Value Fund - Investor Shares | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[62]
Artisan International Value Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Artisan International Value Fund - Investor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan International Value Fund - Investor Shares | Indian rupee [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Artisan International Value Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
Artisan International Value Fund - Investor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Artisan International Value Fund - Investor Shares | Canadiandollar [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan International Value Fund - Investor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Artisan International Value Fund - Investor Shares | Japaneseyen [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Artisan International Value Fund - Investor Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Artisan International Value Fund - Investor Shares | Mexicanpeso [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Artisan International Value Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Artisan International Value Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Artisan International Value Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Artisan International Value Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan International Value Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Artisan International Value Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Artisan International Value Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Artisan International Value Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Artisan International Value Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Artisan International Value Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Artisan International Value Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Artisan International Value Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Artisan International Value Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan International Value Fund - Investor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Artisan International Value Fund - Investor Shares | Miscellaneous Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Artisan Mid Cap Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[63]
Percent of Total Investments	100.00%
Artisan Mid Cap Fund - Advisor Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[63]
Artisan Mid Cap Fund - Advisor Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[63]
Artisan Mid Cap Fund - Advisor Shares | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[63]
Artisan Mid Cap Fund - Advisor Shares | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[63]
Artisan Mid Cap Fund - Advisor Shares | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[63]
Artisan Mid Cap Fund - Advisor Shares | Lattice Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[63]
Artisan Mid Cap Fund - Advisor Shares | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[63]
Artisan Mid Cap Fund - Advisor Shares | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[63]
Artisan Mid Cap Fund - Advisor Shares | Atlassian Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[63]
Artisan Mid Cap Fund - Advisor Shares | DoorDash, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[63]
Artisan Mid Cap Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Artisan Mid Cap Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.40%
Artisan Mid Cap Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Artisan Mid Cap Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Artisan Mid Cap Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Artisan Mid Cap Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Artisan Mid Cap Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Artisan Mid Cap Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Artisan Mid Cap Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Artisan Mid Cap Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
Artisan Mid Cap Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Artisan Mid Cap Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Artisan Mid Cap Fund - Advisor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Artisan Mid Cap Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[64]
Percent of Total Investments	100.00%
Artisan Mid Cap Fund - Institutional Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[64]
Artisan Mid Cap Fund - Institutional Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[64]
Artisan Mid Cap Fund - Institutional Shares | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[64]
Artisan Mid Cap Fund - Institutional Shares | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[64]
Artisan Mid Cap Fund - Institutional Shares | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[64]
Artisan Mid Cap Fund - Institutional Shares | Lattice Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[64]
Artisan Mid Cap Fund - Institutional Shares | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[64]
Artisan Mid Cap Fund - Institutional Shares | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[64]
Artisan Mid Cap Fund - Institutional Shares | Atlassian Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[64]
Artisan Mid Cap Fund - Institutional Shares | DoorDash, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[64]
Artisan Mid Cap Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Artisan Mid Cap Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.40%
Artisan Mid Cap Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Artisan Mid Cap Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Artisan Mid Cap Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Artisan Mid Cap Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Artisan Mid Cap Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Artisan Mid Cap Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Artisan Mid Cap Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Artisan Mid Cap Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
Artisan Mid Cap Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Artisan Mid Cap Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Artisan Mid Cap Fund - Institutional Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Artisan Mid Cap Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[65]
Percent of Total Investments	100.00%
Artisan Mid Cap Fund - Investor Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[65]
Artisan Mid Cap Fund - Investor Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[65]
Artisan Mid Cap Fund - Investor Shares | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[65]
Artisan Mid Cap Fund - Investor Shares | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[65]
Artisan Mid Cap Fund - Investor Shares | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[65]
Artisan Mid Cap Fund - Investor Shares | Lattice Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[65]
Artisan Mid Cap Fund - Investor Shares | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[65]
Artisan Mid Cap Fund - Investor Shares | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[65]
Artisan Mid Cap Fund - Investor Shares | Atlassian Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[65]
Artisan Mid Cap Fund - Investor Shares | DoorDash, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[65]
Artisan Mid Cap Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Artisan Mid Cap Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.40%
Artisan Mid Cap Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Artisan Mid Cap Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Artisan Mid Cap Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Artisan Mid Cap Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Artisan Mid Cap Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Artisan Mid Cap Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Artisan Mid Cap Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Artisan Mid Cap Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
Artisan Mid Cap Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Artisan Mid Cap Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Artisan Mid Cap Fund - Investor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Artisan Mid Cap Value Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[66]
Percent of Total Investments	100.00%
Artisan Mid Cap Value Fund - Advisor Shares | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[66]
Artisan Mid Cap Value Fund - Advisor Shares | First Citizens BancShares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[66]
Artisan Mid Cap Value Fund - Advisor Shares | U-Haul Holding Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[66]
Artisan Mid Cap Value Fund - Advisor Shares | OGE Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[66]
Artisan Mid Cap Value Fund - Advisor Shares | Lamar Advertising Co.[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[66]
Artisan Mid Cap Value Fund - Advisor Shares | Kroger Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[66]
Artisan Mid Cap Value Fund - Advisor Shares | Vontier Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[66]
Artisan Mid Cap Value Fund - Advisor Shares | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[66]
Artisan Mid Cap Value Fund - Advisor Shares | Globe Life, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[66]
Artisan Mid Cap Value Fund - Advisor Shares | Alliant Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[66]
Artisan Mid Cap Value Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Artisan Mid Cap Value Fund - Advisor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Artisan Mid Cap Value Fund - Advisor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[67]
Artisan Mid Cap Value Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Artisan Mid Cap Value Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Artisan Mid Cap Value Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Artisan Mid Cap Value Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Artisan Mid Cap Value Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Artisan Mid Cap Value Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Artisan Mid Cap Value Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Artisan Mid Cap Value Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Artisan Mid Cap Value Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Artisan Mid Cap Value Fund - Advisor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Mid Cap Value Fund - Advisor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Mid Cap Value Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[68]
Percent of Total Investments	100.00%
Artisan Mid Cap Value Fund - Institutional Shares | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[68]
Artisan Mid Cap Value Fund - Institutional Shares | First Citizens BancShares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[68]
Artisan Mid Cap Value Fund - Institutional Shares | U-Haul Holding Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[68]
Artisan Mid Cap Value Fund - Institutional Shares | OGE Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[68]
Artisan Mid Cap Value Fund - Institutional Shares | Lamar Advertising Co.[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[68]
Artisan Mid Cap Value Fund - Institutional Shares | Kroger Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[68]
Artisan Mid Cap Value Fund - Institutional Shares | Vontier Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[68]
Artisan Mid Cap Value Fund - Institutional Shares | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[68]
Artisan Mid Cap Value Fund - Institutional Shares | Globe Life, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[68]
Artisan Mid Cap Value Fund - Institutional Shares | Alliant Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[68]
Artisan Mid Cap Value Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Artisan Mid Cap Value Fund - Institutional Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Artisan Mid Cap Value Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[69]
Artisan Mid Cap Value Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Artisan Mid Cap Value Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Artisan Mid Cap Value Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Artisan Mid Cap Value Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Artisan Mid Cap Value Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Artisan Mid Cap Value Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Artisan Mid Cap Value Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Artisan Mid Cap Value Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Artisan Mid Cap Value Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Artisan Mid Cap Value Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Mid Cap Value Fund - Institutional Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Mid Cap Value Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[70]
Percent of Total Investments	100.00%
Artisan Mid Cap Value Fund - Investor Shares | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[70]
Artisan Mid Cap Value Fund - Investor Shares | First Citizens BancShares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[70]
Artisan Mid Cap Value Fund - Investor Shares | U-Haul Holding Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[70]
Artisan Mid Cap Value Fund - Investor Shares | OGE Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[70]
Artisan Mid Cap Value Fund - Investor Shares | Lamar Advertising Co.[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[70]
Artisan Mid Cap Value Fund - Investor Shares | Kroger Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[70]
Artisan Mid Cap Value Fund - Investor Shares | Vontier Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[70]
Artisan Mid Cap Value Fund - Investor Shares | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[70]
Artisan Mid Cap Value Fund - Investor Shares | Globe Life, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[70]
Artisan Mid Cap Value Fund - Investor Shares | Alliant Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[70]
Artisan Mid Cap Value Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Artisan Mid Cap Value Fund - Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Artisan Mid Cap Value Fund - Investor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[71]
Artisan Mid Cap Value Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Artisan Mid Cap Value Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Artisan Mid Cap Value Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Artisan Mid Cap Value Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Artisan Mid Cap Value Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Artisan Mid Cap Value Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Artisan Mid Cap Value Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Artisan Mid Cap Value Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Artisan Mid Cap Value Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Artisan Mid Cap Value Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Mid Cap Value Fund - Investor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Select Equity Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[72]
Percent of Total Investments	100.00%
Artisan Select Equity Fund - Advisor Shares | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[72]
Artisan Select Equity Fund - Advisor Shares | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[72]
Artisan Select Equity Fund - Advisor Shares | Bank of New York Mellon Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[72]
Artisan Select Equity Fund - Advisor Shares | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[72]
Artisan Select Equity Fund - Advisor Shares | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[72]
Artisan Select Equity Fund - Advisor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[72]
Artisan Select Equity Fund - Advisor Shares | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[72]
Artisan Select Equity Fund - Advisor Shares | Progressive Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[72]
Artisan Select Equity Fund - Advisor Shares | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[72]
Artisan Select Equity Fund - Advisor Shares | Aramark [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[72]
Artisan Select Equity Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Artisan Select Equity Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	86.60%
Artisan Select Equity Fund - Advisor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Select Equity Fund - Advisor Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Select Equity Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Artisan Select Equity Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Select Equity Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Select Equity Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Artisan Select Equity Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Artisan Select Equity Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
Artisan Select Equity Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Artisan Select Equity Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Artisan Select Equity Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Select Equity Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Select Equity Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Artisan Select Equity Fund - Advisor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Artisan Select Equity Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[73]
Percent of Total Investments	100.00%
Artisan Select Equity Fund - Institutional Shares | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[73]
Artisan Select Equity Fund - Institutional Shares | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[73]
Artisan Select Equity Fund - Institutional Shares | Bank of New York Mellon Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[73]
Artisan Select Equity Fund - Institutional Shares | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[73]
Artisan Select Equity Fund - Institutional Shares | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[73]
Artisan Select Equity Fund - Institutional Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[73]
Artisan Select Equity Fund - Institutional Shares | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[73]
Artisan Select Equity Fund - Institutional Shares | Progressive Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[73]
Artisan Select Equity Fund - Institutional Shares | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[73]
Artisan Select Equity Fund - Institutional Shares | Aramark [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[73]
Artisan Select Equity Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Artisan Select Equity Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	86.60%
Artisan Select Equity Fund - Institutional Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Select Equity Fund - Institutional Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Select Equity Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Artisan Select Equity Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Select Equity Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Select Equity Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Artisan Select Equity Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Artisan Select Equity Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
Artisan Select Equity Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Artisan Select Equity Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Artisan Select Equity Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Select Equity Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Select Equity Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Artisan Select Equity Fund - Institutional Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Artisan Select Equity Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[74]
Percent of Total Investments	100.00%
Artisan Select Equity Fund - Investor Shares | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[74]
Artisan Select Equity Fund - Investor Shares | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[74]
Artisan Select Equity Fund - Investor Shares | Bank of New York Mellon Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[74]
Artisan Select Equity Fund - Investor Shares | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[74]
Artisan Select Equity Fund - Investor Shares | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[74]
Artisan Select Equity Fund - Investor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[74]
Artisan Select Equity Fund - Investor Shares | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[74]
Artisan Select Equity Fund - Investor Shares | Progressive Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[74]
Artisan Select Equity Fund - Investor Shares | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[74]
Artisan Select Equity Fund - Investor Shares | Aramark [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[74]
Artisan Select Equity Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Artisan Select Equity Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	86.60%
Artisan Select Equity Fund - Investor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Select Equity Fund - Investor Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Select Equity Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Artisan Select Equity Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Select Equity Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Select Equity Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Artisan Select Equity Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Artisan Select Equity Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
Artisan Select Equity Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Artisan Select Equity Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Artisan Select Equity Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Select Equity Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Select Equity Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Artisan Select Equity Fund - Investor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Artisan Small Cap Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[75]
Percent of Total Investments	100.00%
Artisan Small Cap Fund - Advisor Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[75]
Artisan Small Cap Fund - Advisor Shares | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[75]
Artisan Small Cap Fund - Advisor Shares | Lattice Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[75]
Artisan Small Cap Fund - Advisor Shares | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[75]
Artisan Small Cap Fund - Advisor Shares | Halozyme Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[75]
Artisan Small Cap Fund - Advisor Shares | Twist Bioscience Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[75]
Artisan Small Cap Fund - Advisor Shares | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[75]
Artisan Small Cap Fund - Advisor Shares | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[75]
Artisan Small Cap Fund - Advisor Shares | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[75]
Artisan Small Cap Fund - Advisor Shares | Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[75]
Artisan Small Cap Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Artisan Small Cap Fund - Advisor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Artisan Small Cap Fund - Advisor Shares | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[76]
Artisan Small Cap Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Artisan Small Cap Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Small Cap Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Artisan Small Cap Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
Artisan Small Cap Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
Artisan Small Cap Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Artisan Small Cap Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Artisan Small Cap Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Artisan Small Cap Fund - Advisor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Artisan Small Cap Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[77]
Percent of Total Investments	100.00%
Artisan Small Cap Fund - Institutional Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[77]
Artisan Small Cap Fund - Institutional Shares | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[77]
Artisan Small Cap Fund - Institutional Shares | Lattice Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[77]
Artisan Small Cap Fund - Institutional Shares | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[77]
Artisan Small Cap Fund - Institutional Shares | Halozyme Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[77]
Artisan Small Cap Fund - Institutional Shares | Twist Bioscience Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[77]
Artisan Small Cap Fund - Institutional Shares | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[77]
Artisan Small Cap Fund - Institutional Shares | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[77]
Artisan Small Cap Fund - Institutional Shares | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[77]
Artisan Small Cap Fund - Institutional Shares | Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[77]
Artisan Small Cap Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Artisan Small Cap Fund - Institutional Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Artisan Small Cap Fund - Institutional Shares | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[78]
Artisan Small Cap Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Artisan Small Cap Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Small Cap Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Artisan Small Cap Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
Artisan Small Cap Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
Artisan Small Cap Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Artisan Small Cap Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Artisan Small Cap Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Artisan Small Cap Fund - Institutional Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Artisan Small Cap Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[79]
Percent of Total Investments	100.00%
Artisan Small Cap Fund - Investor Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[79]
Artisan Small Cap Fund - Investor Shares | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[79]
Artisan Small Cap Fund - Investor Shares | Lattice Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[79]
Artisan Small Cap Fund - Investor Shares | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[79]
Artisan Small Cap Fund - Investor Shares | Halozyme Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[79]
Artisan Small Cap Fund - Investor Shares | Twist Bioscience Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[79]
Artisan Small Cap Fund - Investor Shares | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[79]
Artisan Small Cap Fund - Investor Shares | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[79]
Artisan Small Cap Fund - Investor Shares | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[79]
Artisan Small Cap Fund - Investor Shares | Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[79]
Artisan Small Cap Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Artisan Small Cap Fund - Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Artisan Small Cap Fund - Investor Shares | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[80]
Artisan Small Cap Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Artisan Small Cap Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Small Cap Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Artisan Small Cap Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
Artisan Small Cap Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
Artisan Small Cap Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Artisan Small Cap Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Artisan Small Cap Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Artisan Small Cap Fund - Investor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Artisan Sustainable Emerging Markets Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	41.90%	[81]
Percent of Total Investments	100.00%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[81]
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[81]
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[81]
Artisan Sustainable Emerging Markets Fund - Advisor Shares | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[81]
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Prosus NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[81]
Artisan Sustainable Emerging Markets Fund - Advisor Shares | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[81]
Artisan Sustainable Emerging Markets Fund - Advisor Shares | E Ink Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[81]
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Zhuzhou CRRC Times Electric Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[81]
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[81]
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Wuxi Biologics Cayman, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[81]
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Indian rupee [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Mexicanpeso [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Brazilian real [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | New Taiwan dollar [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | South African rand [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Vietnamese dong [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Artisan Sustainable Emerging Markets Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	41.90%	[82]
Percent of Total Investments	100.00%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[82]
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[82]
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[82]
Artisan Sustainable Emerging Markets Fund - Institutional Shares | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[82]
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Prosus NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[82]
Artisan Sustainable Emerging Markets Fund - Institutional Shares | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[82]
Artisan Sustainable Emerging Markets Fund - Institutional Shares | E Ink Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[82]
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Zhuzhou CRRC Times Electric Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[82]
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[82]
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Wuxi Biologics Cayman, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[82]
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Indian rupee [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Mexicanpeso [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Brazilian real [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | New Taiwan dollar [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | South African rand [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Vietnamese dong [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Artisan Sustainable Emerging Markets Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	41.90%	[83]
Percent of Total Investments	100.00%
Artisan Sustainable Emerging Markets Fund - Investor Shares | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[83]
Artisan Sustainable Emerging Markets Fund - Investor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[83]
Artisan Sustainable Emerging Markets Fund - Investor Shares | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[83]
Artisan Sustainable Emerging Markets Fund - Investor Shares | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[83]
Artisan Sustainable Emerging Markets Fund - Investor Shares | Prosus NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[83]
Artisan Sustainable Emerging Markets Fund - Investor Shares | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[83]
Artisan Sustainable Emerging Markets Fund - Investor Shares | E Ink Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[83]
Artisan Sustainable Emerging Markets Fund - Investor Shares | Zhuzhou CRRC Times Electric Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[83]
Artisan Sustainable Emerging Markets Fund - Investor Shares | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[83]
Artisan Sustainable Emerging Markets Fund - Investor Shares | Wuxi Biologics Cayman, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[83]
Artisan Sustainable Emerging Markets Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Indian rupee [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Artisan Sustainable Emerging Markets Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Korean Won [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Mexicanpeso [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Brazilian real [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Artisan Sustainable Emerging Markets Fund - Investor Shares | New Taiwan dollar [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Artisan Sustainable Emerging Markets Fund - Investor Shares | South African rand [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Vietnamese dong [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Artisan Value Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	33.20%	[84]
Percent of Total Investments	100.00%
Artisan Value Fund - Advisor Shares | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[84]
Artisan Value Fund - Advisor Shares | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[84]
Artisan Value Fund - Advisor Shares | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[84]
Artisan Value Fund - Advisor Shares | United Parcel Service, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[84]
Artisan Value Fund - Advisor Shares | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[84]
Artisan Value Fund - Advisor Shares | Kerry Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[84]
Artisan Value Fund - Advisor Shares | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[84]
Artisan Value Fund - Advisor Shares | PayPal Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[84]
Artisan Value Fund - Advisor Shares | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[84]
Artisan Value Fund - Advisor Shares | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[84]
Artisan Value Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
Artisan Value Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	80.00%
Artisan Value Fund - Advisor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Value Fund - Advisor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan Value Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.20%
Artisan Value Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Artisan Value Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Value Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Artisan Value Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Value Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
Artisan Value Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
Artisan Value Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Artisan Value Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Artisan Value Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Artisan Value Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Artisan Value Fund - Advisor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan Value Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	33.20%	[85]
Percent of Total Investments	100.00%
Artisan Value Fund - Institutional Shares | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[85]
Artisan Value Fund - Institutional Shares | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[85]
Artisan Value Fund - Institutional Shares | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[85]
Artisan Value Fund - Institutional Shares | United Parcel Service, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[85]
Artisan Value Fund - Institutional Shares | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[85]
Artisan Value Fund - Institutional Shares | Kerry Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[85]
Artisan Value Fund - Institutional Shares | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[85]
Artisan Value Fund - Institutional Shares | PayPal Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[85]
Artisan Value Fund - Institutional Shares | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[85]
Artisan Value Fund - Institutional Shares | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[85]
Artisan Value Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
Artisan Value Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	80.00%
Artisan Value Fund - Institutional Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Value Fund - Institutional Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan Value Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.20%
Artisan Value Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Artisan Value Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Value Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Artisan Value Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Value Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
Artisan Value Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
Artisan Value Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Artisan Value Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Artisan Value Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Artisan Value Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Artisan Value Fund - Institutional Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan Value Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	33.20%	[86]
Percent of Total Investments	100.00%
Artisan Value Fund - Investor Shares | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[86]
Artisan Value Fund - Investor Shares | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[86]
Artisan Value Fund - Investor Shares | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[86]
Artisan Value Fund - Investor Shares | United Parcel Service, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[86]
Artisan Value Fund - Investor Shares | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[86]
Artisan Value Fund - Investor Shares | Kerry Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[86]
Artisan Value Fund - Investor Shares | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[86]
Artisan Value Fund - Investor Shares | PayPal Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[86]
Artisan Value Fund - Investor Shares | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[86]
Artisan Value Fund - Investor Shares | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[86]
Artisan Value Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
Artisan Value Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	80.00%
Artisan Value Fund - Investor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Artisan Value Fund - Investor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan Value Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.20%
Artisan Value Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Artisan Value Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Value Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Artisan Value Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Artisan Value Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
Artisan Value Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
Artisan Value Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Artisan Value Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Artisan Value Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Artisan Value Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Artisan Value Fund - Investor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Artisan Value Income Fund - Advisor Shares
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[87]
Percent of Total Investments	100.00%
Artisan Value Income Fund - Advisor Shares | OGE Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[87]
Artisan Value Income Fund - Advisor Shares | Lamar Advertising Co.[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[87]
Artisan Value Income Fund - Advisor Shares | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[87]
Artisan Value Income Fund - Advisor Shares | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[87]
Artisan Value Income Fund - Advisor Shares | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[87]
Artisan Value Income Fund - Advisor Shares | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[87]
Artisan Value Income Fund - Advisor Shares | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[87]
Artisan Value Income Fund - Advisor Shares | Cable One, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[87]
Artisan Value Income Fund - Advisor Shares | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[87]
Artisan Value Income Fund - Advisor Shares | Otis Worldwide Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[87]
Artisan Value Income Fund - Advisor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Value Income Fund - Advisor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Artisan Value Income Fund - Advisor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	89.90%
Artisan Value Income Fund - Advisor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Value Income Fund - Advisor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Value Income Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Artisan Value Income Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Artisan Value Income Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Income Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Artisan Value Income Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Artisan Value Income Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Artisan Value Income Fund - Advisor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Artisan Value Income Fund - Advisor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Artisan Value Income Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Artisan Value Income Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Artisan Value Income Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Artisan Value Income Fund - Advisor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Artisan Value Income Fund - Advisor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Artisan Value Income Fund - Advisor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Artisan Value Income Fund - Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[88]
Percent of Total Investments	100.00%
Artisan Value Income Fund - Institutional Shares | OGE Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[88]
Artisan Value Income Fund - Institutional Shares | Lamar Advertising Co.[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[88]
Artisan Value Income Fund - Institutional Shares | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[88]
Artisan Value Income Fund - Institutional Shares | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[88]
Artisan Value Income Fund - Institutional Shares | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[88]
Artisan Value Income Fund - Institutional Shares | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[88]
Artisan Value Income Fund - Institutional Shares | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[88]
Artisan Value Income Fund - Institutional Shares | Cable One, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[88]
Artisan Value Income Fund - Institutional Shares | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[88]
Artisan Value Income Fund - Institutional Shares | Otis Worldwide Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[88]
Artisan Value Income Fund - Institutional Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Value Income Fund - Institutional Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Artisan Value Income Fund - Institutional Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	89.90%
Artisan Value Income Fund - Institutional Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Value Income Fund - Institutional Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Value Income Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Artisan Value Income Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Artisan Value Income Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Income Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Artisan Value Income Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Artisan Value Income Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Artisan Value Income Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Artisan Value Income Fund - Institutional Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Artisan Value Income Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Artisan Value Income Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Artisan Value Income Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Artisan Value Income Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Artisan Value Income Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Artisan Value Income Fund - Institutional Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Artisan Value Income Fund - Investor Shares
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[89]
Percent of Total Investments	100.00%
Artisan Value Income Fund - Investor Shares | OGE Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[89]
Artisan Value Income Fund - Investor Shares | Lamar Advertising Co.[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[89]
Artisan Value Income Fund - Investor Shares | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[89]
Artisan Value Income Fund - Investor Shares | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[89]
Artisan Value Income Fund - Investor Shares | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[89]
Artisan Value Income Fund - Investor Shares | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[89]
Artisan Value Income Fund - Investor Shares | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[89]
Artisan Value Income Fund - Investor Shares | Cable One, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[89]
Artisan Value Income Fund - Investor Shares | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[89]
Artisan Value Income Fund - Investor Shares | Otis Worldwide Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[89]
Artisan Value Income Fund - Investor Shares | Euro [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Artisan Value Income Fund - Investor Shares | Hong Kong dollar [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Artisan Value Income Fund - Investor Shares | U.S. dollar [Member]
Holdings [Line Items]
Percent of Total Investments	89.90%
Artisan Value Income Fund - Investor Shares | British Pound [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Artisan Value Income Fund - Investor Shares | Swiss franc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Artisan Value Income Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Artisan Value Income Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Artisan Value Income Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Income Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Artisan Value Income Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Artisan Value Income Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Artisan Value Income Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Artisan Value Income Fund - Investor Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Artisan Value Income Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Artisan Value Income Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Artisan Value Income Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Artisan Value Income Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Artisan Value Income Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Artisan Value Income Fund - Investor Shares | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%

[1]	Excludes short-term investments.
[2]	Excludes short-term investments.
[3]	Excludes short-term investments.
[4]	Excludes short-term investments.
[5]	Includes any short-term investments and net other assets (liabilities).
[6]	Excludes short-term investments.
[7]	Includes any short-term investments and net other assets (liabilities).
[8]	Excludes short-term investments.
[9]	Includes any short-term investments and net other assets (liabilities).
[10]	Excludes short-term investments.
[11]	Includes any short-term investments and net other assets (liabilities).
[12]	Excludes short-term investments.
[13]	Includes any short-term investments and net other assets (liabilities).
[14]	Excludes short-term investments.
[15]	Includes any short-term investments and net other assets (liabilities).
[16]	Excludes short-term investments.
[17]	Includes any short-term investments and net other assets (liabilities).
[18]	Excludes short-term investments.
[19]	Includes any short-term investments and net other assets (liabilities).
[20]	Excludes short-term investments.
[21]	Includes any short-term investments and net other assets (liabilities).
[22]	Excludes short-term investments.
[23]	Excludes short-term investments.
[24]	Excludes short-term investments.
[25]	Excludes short-term investments.
[26]	Excludes short-term investments.
[27]	Excludes short-term investments.
[28]	Excludes short-term investments.
[29]	Excludes short-term investments.
[30]	Excludes short-term investments.
[31]	Excludes short-term investments.
[32]	Portfolio composition is net of positions held short.
[33]	Includes any short-term investments and net other assets (liabilities).
[34]	Portfolio diversification is net of positions held short.
[35]	Excludes short-term investments.
[36]	Portfolio composition is net of positions held short.
[37]	Includes any short-term investments and net other assets (liabilities).
[38]	Portfolio diversification is net of positions held short.
[39]	Excludes short-term investments.
[40]	Portfolio composition is net of positions held short.
[41]	Includes any short-term investments and net other assets (liabilities).
[42]	Portfolio diversification is net of positions held short.
[43]	Excludes short-term investments.
[44]	Excludes short-term investments.
[45]	Excludes short-term investments.
[46]	Excludes short-term investments.
[47]	Includes any short-term investments and net other assets (liabilities).
[48]	Excludes short-term investments.
[49]	Includes any short-term investments and net other assets (liabilities).
[50]	Excludes short-term investments.
[51]	Includes any short-term investments and net other assets (liabilities).
[52]	Excludes short-term investments.
[53]	Excludes short-term investments.
[54]	Excludes short-term investments.
[55]	Excludes short-term investments.
[56]	Excludes short-term investments.
[57]	Excludes short-term investments.
[58]	Excludes short-term investments.
[59]	Excludes short-term investments.
[60]	Excludes short-term investments.
[61]	Excludes short-term investments.
[62]	Excludes short-term investments.
[63]	Excludes short-term investments.
[64]	Excludes short-term investments.
[65]	Excludes short-term investments.
[66]	Excludes short-term investments.
[67]	Includes any short-term investments and net other assets (liabilities).
[68]	Excludes short-term investments.
[69]	Includes any short-term investments and net other assets (liabilities).
[70]	Excludes short-term investments.
[71]	Includes any short-term investments and net other assets (liabilities).
[72]	Excludes short-term investments.
[73]	Excludes short-term investments.
[74]	Excludes short-term investments.
[75]	Excludes short-term investments.
[76]	Includes any short-term investments and net other assets (liabilities).
[77]	Excludes short-term investments.
[78]	Includes any short-term investments and net other assets (liabilities).
[79]	Excludes short-term investments.
[80]	Includes any short-term investments and net other assets (liabilities).
[81]	Excludes short-term investments.
[82]	Excludes short-term investments.
[83]	Excludes short-term investments.
[84]	Excludes short-term investments.
[85]	Excludes short-term investments.
[86]	Excludes short-term investments.
[87]	Excludes short-term investments.
[88]	Excludes short-term investments.
[89]	Excludes short-term investments.